Consolidated Statements Of Comprehensive Income In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Net income	$ 11,520	¥ 1,083,482	¥ 368,302	¥ 465,485
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	4,910	461,754	(93,292)	(299,578)
Unrealized gains (losses) on securities, net of reclassification adjustments	3,979	374,209	131,794	(27,657)
Pension liability adjustments	156	14,711	(65,110)	11,454
Total other comprehensive income (loss)	9,045	850,674	(26,608)	(315,781)
Total comprehensive income	20,565	1,934,156	341,694	149,704
Less: Comprehensive income attributable to noncontrolling interests	(1,587)	(149,283)	(85,744)	(39,407)
Comprehensive income attributable to Toyota Motor Corporation	$ 18,978	¥ 1,784,873	¥ 255,950	¥ 110,297